Long Term Debts (Details) - Schedule of Long Term Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long Term Liabilities [Line items]
Total long term debt	$ 52,267	$ 30,412
Loans from banks and others [Member]
Schedule of Long Term Liabilities [Line items]
Linkage basis	NIS
Total long term debt	$ 29,010	12,161
Loans from banks and others [Member] | Top of range [Member]
Schedule of Long Term Liabilities [Line items]
Interest rate	2.12%
Loans from banks and others [Member] | Bottom of range [Member]
Schedule of Long Term Liabilities [Line items]
Interest rate	7.20%
Bank loans [Member]
Schedule of Long Term Liabilities [Line items]
Linkage basis	USD
Total long term debt	$ 47,634	36,408
Bank loans [Member] | Top of range [Member]
Schedule of Long Term Liabilities [Line items]
Interest rate	3.40%
Bank loans [Member] | Bottom of range [Member]
Schedule of Long Term Liabilities [Line items]
Interest rate	8.10%
Other long-term debts [Member]
Schedule of Long Term Liabilities [Line items]
Linkage basis	JPY
Interest rate	1.71%
Total long term debt	$ 58	61
Total Long Term Debt [Member]
Schedule of Long Term Liabilities [Line items]
Total long term debt	$ 76,701	48,630
Less current maturities [Member]
Schedule of Long Term Liabilities [Line items]
Linkage basis	NIS, USD
Total long term debt	$ (24,435)	$ (18,218)